                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04014
                                                     -----------

                            Meridian Fund, Inc. (R)
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       60 E. Sir Francis Drake Boulevard.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Richard F. Aster, Jr.
                        60 E. Sir Francis Drake Boulevard
                             Wood Island, Suite 306
                               Larkspur, CA 94939
               --------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 415-461-6237
                                                            ------------
                     Date of fiscal year end: June 30, 2004
                                              --------------

                   Date of reporting period: December 31, 2003
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

MERIDIAN FUND, INC.
                                                                 January 2, 2004

To Our Shareholders:

Stocks posted strong gains across the board during 2003, after three difficult years. An improved economy and a better outlook for profits were the primary catalysts. The S&P 500 advanced 26.38%, the NASDAQ 50.01% and the Russell 2000 45.37%. Technology, wireless and related stocks represented the best performing sectors. Energy and health care services lagged the overall market. The yield on the thirty-year government bond increased from 4.99% to 5.16% during 2003, reflecting better business conditions.

The economy improved throughout 2003, gaining real momentum during the second half of the year. GDP grew at a robust 8.2% during the third quarter and is expected to post strong growth for the final quarter as well. Housing starts remain strong, auto sales are holding up, productivity is increasing, industrial production is improving and employment is starting to pick up. Interest rates and inflation remain in check. We expect solid GDP growth throughout 2004 accompanied by strong growth in corporate profits. Interest rates and the rate of inflation will increase modestly, in our opinion. Areas of concern include the weak dollar, the federal budget deficit and possible trade restrictions. Hopefully, there will be no major international problems.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at December 31, 2003 was $33.03. This represents an increase of 47.9% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,311.9% and 14.6%, respectively. On December 23, 2003, the Fund made a long-term capital gain distribution of $0.69 per share. The Fund's assets at the close of the quarter were invested 6.6% in cash and cash equivalents and 93.4% in stocks. Total net assets were $747,368,649 and there were 30,291 shareholders.

Valuations are not as attractive as they were at the beginning of 2003, but the investment picture remains positive for equities. Profit growth is strong and inflation and interest rates are at attractive levels. We remain constructive toward the stock market, and especially toward small and medium-sized growth stocks. It is important to remember that long-term investors now pay a fifteen percent capital gains tax, the lowest rate in recent memory. Fortunately, over ninety percent of our gains are long-term. Our portfolio is reasonably valued, balanced and, in our opinion, will continue to perform relatively well. Technology, retail and health care continue to represent our heaviest areas of concentration as we enter the New Year.

During the December quarter, we purchased shares in Fossil, LifePoint Hospitals and Weight Watchers International. We sold our positions in Health Management Associates, Lincare Holdings, Paychex and Tiffany.

We recently purchased shares in Advent Software, the leading provider of software to the investment management industry. We believe this is a large, growing and not heavily penetrated market, although somewhat cyclical. Products include portfolio accounting, client relationship, partnership accounting and performance and analytic reporting. We have used the product for years. The company's business suffered during the past two years due to the decline in the equity markets and management's reluctance to cut costs, which has now been rectified. Stephanie Demarco, Advent's founder and long-time chairman, recently returned to the company as CEO, a positive development. The company has a strong balance sheet and sells at a reasonable valuation. Growth should now resume as the financial markets recover, and the company adds new customers and sells additional products to existing customers.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund's net asset value per share at December 31, 2003 was $37.84. This represents an increase of 34.7% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 447.8% and 22.1%, respectively. The comparable period returns for the S&P 500 with dividends were 134.0% and 10.5%, respectively. The Fund's assets at the close of the quarter were invested 8.7% in cash and cash equivalents and 91.3% in stocks. Total net assets were $1,918,087,579 and there were 89,901 shareholders.

We believe the outlook for equities remains solid. Higher valuations in the stock market, we believe, are supported by improved profit growth. There have been no major changes in our strategy and we continue to seek out-of-favor companies of all market capitalizations that have defensible positions in their industries, strong or improving balance sheets and good prospects for earnings growth in a strengthening economy. We believe our portfolio remains well positioned, reasonably valued and diversified. Technology, consumer products and industrial products represent our heaviest areas of concentration.

New positions during the quarter include Automatic Data Processing, Activision, Eastman Chemical, Furniture Brands International, Fomenta Economico Mexicano SA de CV, Hearst-

Argyle Television, Kroger, Leggett & Platt, Millennium Chemicals, Network Associates, Royal Caribbean Cruises, SunTrust Banks, TOO, Time Warner and Whirlpool. We sold our shares in Adtran, Aetna, AMVESCAP, AT&T Wireless Services, Engelhard, FMC Technologies, J. B. Hunt Transport Services, Kerr-McGee, Lincare Holdings, Men's Wearhouse, Inco and Pall Corp.

Furniture Brands, a recent purchase, is a leading furniture designer, manufacturer, distributor and retailer of residential furniture. Furniture industry sales were soft over most of the past year due to tough economic conditions and consumer preference for alternate high ticket items such as housing and automobiles. These conditions caused Furniture Brands earnings to decline from $2.11 in 2002 to $1.83 for 2003, with the stock declining from a high of $42 to a low of $17. Conditions in the furniture industry are now improving with higher demand driven by stronger economic conditions and a pent up need for furniture stemming from the strong housing market. In addition, the company restructured its operations during the downturn and is now poised for a strong profit recovery. Earnings are expected to reach $2.21 in 2004 and grow at 10%-15% annually for the next several years. Furniture Brands is attractively valued at the current stock price of $30, trading at 13.6x this year's earnings estimates and less than 11x earnings potential.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value
                               ---------   ------------
COMMON STOCK - 93.4%
  APPAREL - 1.9%
    Fossil, Inc. ............    256,688   $  7,189,831
    Polo Ralph Lauren
      Corp.*.................    251,425      7,241,040
                                           ------------
                                             14,430,871
  BANKING & FINANCE - 4.0%
    Silicon Valley
      Bancshares.............    522,600     18,850,182
    UCBH Holdings, Inc.*.....    280,300     10,923,291
                                           ------------
                                             29,773,473

  BROKERAGE & MONEY MANAGEMENT - 3.1%
    Edwards (A.G.), Inc.*....    221,800      8,035,814
    T. Rowe Price Group,
      Inc.*..................    319,673     15,155,697
                                           ------------
                                             23,191,511

  CELLULAR COMMUNICATIONS - 2.0%
    American Tower Corp.
      Class A................  1,391,900     15,060,358

  CONSTRUCTION - 2.5%
    Granite Construction,
      Inc.*..................    791,925     18,602,318
  CONSUMER SERVICES - 3.5%
    Regis Corp.*.............    466,300     18,428,176
    Weight Watchers
      International, Inc. ...    202,310      7,762,635
                                           ------------
                                             26,190,811

  EDUCATION - 2.5%
    DeVry, Inc. .............    755,600     18,988,228
  FURNITURE & FIXTURES - 2.0%
    Herman Miller, Inc.*.....    615,650     14,941,825

  HEALTHCARE SERVICES - 9.8%
    DaVita, Inc. ............    482,000     18,798,000
    Laboratory Corporation of
      America Holdings.......    507,300     18,744,735
    LifePoint Hospitals,
      Inc. ..................    154,489      4,549,701

                                Shares        Value
                               ---------   ------------
    Province Healthcare
      Co. ...................    794,700   $ 12,715,200
    Renal Care Group,
      Inc. ..................    444,600     18,317,520
                                           ------------
                                             73,125,156

  INDUSTRIAL PRODUCTS - 4.4%
    Dionex Corp. ............    250,130     11,510,983
    Tektronix, Inc.*.........    663,800     20,976,080
                                           ------------
                                             32,487,063

  INDUSTRIAL SERVICES - 6.5%
    EGL, Inc. ...............    413,725      7,265,011
    Expeditors International
      of Washington, Inc.*...    134,200      5,053,972
    Republic Services,
      Inc.*..................    696,300     17,846,169
    United Rentals, Inc. ....    953,000     18,354,780
                                           ------------
                                             48,519,932

  INSURANCE - 2.5%
    Mercury General Corp.*...    398,800     18,564,140

  RESTAURANTS - 4.5%
    Applebee's International,
      Inc.*..................    430,350     16,899,845
    Ruby Tuesday, Inc.*......    596,800     17,002,832
                                           ------------
                                             33,902,677

  RETAIL - 15.4%
    Bed, Bath and Beyond,
      Inc. ..................    118,400      5,132,640
    Borders Group, Inc.*.....    727,600     15,948,992
    Claire's Stores, Inc.*...    835,800     15,746,472
    Cost Plus, Inc. .........    367,900     15,083,900
    Dollar Tree Stores,
      Inc. ..................    529,800     15,925,788
    Ethan Allen Interiors,
      Inc.*..................    399,200     16,718,496
    Men's Wearhouse, Inc. ...    619,200     15,486,192
    Ross Stores, Inc.*.......    579,200     15,308,256
                                           ------------
                                            115,350,736

  TECHNOLOGY - 23.9%
    Advent Software, Inc. ...    610,465     10,640,405
    American Power Conversion
      Corp.*.................    681,700     16,667,565
    Autodesk, Inc.*..........    707,200     17,382,976
    FileNET Corp. ...........    529,200     14,330,736
    Getty Images, Inc. ......    345,000     17,294,850
    KEMET Corp. .............  1,300,100     17,798,369
    Molex, Inc. Class A*.....    568,600     16,694,096

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value
                               ---------   ------------
COMMON STOCK (continued)
    Symbol Technologies,
      Inc.*..................  1,136,900   $ 19,202,241
    Synopsys, Inc. ..........    537,200     18,135,872
    Vishay Intertechnology,
      Inc. ..................    848,400     19,428,360
    Zebra Technologies Corp.
      Class A................    163,650     10,861,450
                                           ------------
                                            178,436,920

  TELECOMMUNICATIONS EQUIPMENT - 4.9%
    Andrew Corp.  ...........  1,703,625     19,608,724
    Plantronics, Inc.  ......    531,400     17,350,210
                                           ------------
                                             36,958,934

  TOTAL COMMON STOCK - 93.4%
    (Identified cost $538,638,883) .....    698,524,953
                                           ------------
U.S. GOVERNMENT OBLIGATIONS - 2.3%
    (Identified cost $16,984,794)
    U.S. Treasury Bill @ 0.937% due
    02/05/04 (Face Value
    $17,000,000.00).....................     16,985,837
                                           ------------

  TOTAL INVESTMENTS - 95.7%
  (Identified cost $555,623,677)........    715,510,790

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.3%....................     31,857,859
                                           ------------

NET ASSETS - 100%.......................   $747,368,649
                                           ============

                                                              * income producing

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK - 91.3%
  AEROSPACE/DEFENSE - 3.3%
    Empresa Brasileira de
      Aeronautica S.A.
      ADR*..................    841,600   $   29,481,248
    Raytheon Co.*...........    832,400       25,005,296
    Rockwell Collins,
      Inc.*.................    296,600        8,906,898
                                          --------------
                                              63,393,442

  AGRICULTURE - 1.7%
    Agrium, Inc.*...........  1,361,600       22,411,936
    Potash Corp. of
      Saskatchewan, Inc.*...    108,800        9,409,024
                                          --------------
                                              31,820,960
  BANKING/FINANCE - 2.2%
    Annaly Mortgage
      Management, Inc.*.....  1,321,700       24,319,280
    SunTrust Banks, Inc.*...    260,500       18,625,750
                                          --------------
                                              42,945,030

  BASIC MATERIALS - 2.0%
    Newmont Mining Corp.*...    790,200       38,411,622
  CONSUMER PRODUCTS - 9.1%
    Activision, Inc. .......  1,236,041       22,495,946
    American Greetings Corp.
      Class A...............  1,238,900       27,094,743
    Campbell Soup Co.*......    690,300       18,500,040
    Dial Corp.*.............    658,600       18,750,342
    Fomento Economico
      Mexicano S.A. de C.V.
      ADR*..................    591,100       21,799,768
    Kimberly-Clark Corp.*...    654,700       38,686,223
    Leggett & Platt,
      Inc.*.................    746,700       16,151,121
    Scholastic Corp. .......    298,377       10,156,753
                                          --------------
                                             173,634,936

  CONSUMER DURABLES - 1.0%
    Whirlpool Corp.*........    265,000       19,252,250

                               Shares         Value
                              ---------   --------------
  CONSUMER SERVICES - 4.8%
    EchoStar Communications
      Corp. Class A.........    626,000   $   21,284,000
    ServiceMaster Co.*......  2,880,700       33,560,155
    Waste Management,
      Inc.*.................  1,261,600       37,343,360
                                          --------------
                                              92,187,515

  ENERGY - 8.3%
    Arch Coal, Inc.*........  1,211,900       37,774,923
    Burlington Resources,
      Inc.*.................    720,300       39,890,214
    National-Oilwell,
      Inc. .................  1,374,100       30,724,876
    Newfield Exploration
      Co. ..................    452,700       20,163,258
    Valero Energy Corp.*....    645,800       29,926,372
                                          --------------
                                             158,479,643

  FURNITURE & FIXTURES - 1.5%
    Furniture Brands
      International,
      Inc.*.................    983,300       28,840,189

  HEALTHCARE PRODUCTS - 2.4%
    Boston Scientific
      Corp. ................    735,800       27,048,008
    Haemonetics Corp. ......    791,000       18,896,990
                                          --------------
                                              45,944,998

  HEALTHCARE SERVICES - 5.4%
    DaVita, Inc. ...........    967,500       37,732,500
    Omnicare, Inc.*.........  1,141,800       46,117,302
    PAREXEL International
      Corp. ................  1,250,200       20,328,252
                                          --------------
                                             104,178,054

  INDUSTRIAL PRODUCTS - 7.0%
    Crane Co.*..............    640,600       19,692,044
    Cummins, Inc.*..........    254,000       12,430,760
    Eastman Chemical Co.*...    485,800       19,203,674
    Mettler-Toledo
      International,
      Inc. .................    465,800       19,661,418
    Millenium Chemicals,
      Inc. .................    418,800        5,310,384
    Packaging Corp. of
      America*..............    894,700       19,558,142
    Thermo Electron
      Corp. ................    773,800       19,499,760
    Waters Corp. ...........    582,700       19,322,332
                                          --------------
                                             134,678,514

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
  INDUSTRIAL SERVICES - 4.1%
    ADVO, Inc.*.............    557,350   $   17,701,436
    Lamar Advertising
      Co. ..................    927,300       34,606,836
    Valassis Communications,
      Inc. .................    864,900       25,384,815
                                          --------------
                                              77,693,087

  INFORMATION TECHNOLOGY SERVICES - 0.9%
    Automatic Data
      Processing, Inc.*.....     87,600        3,469,836
    BearingPoint, Inc. .....  1,418,400       14,311,656
                                          --------------
                                              17,781,492

  INSURANCE - 2.5%
    SAFECO Corp.*...........  1,234,700       48,066,871

  LEISURE & AMUSEMENT - 1.1%
    Royal Carribean Cruises
      Ltd.*.................    582,000       20,247,780

  MEDIA - 1.3%
    Hearst-Argyle
      Television, Inc.*.....    182,800        5,037,968
    Time Warner, Inc. ......  1,100,000       19,789,000
                                          --------------
                                              24,826,968

  PAPER/FOREST PRODUCTS - 1.6%
    Aracruz Celulose S.A.
      ADR*..................    695,900       24,384,336
    Sappi Ltd ADR*..........    524,000        7,163,080
                                          --------------
                                              31,547,416
  PHARMACEUTICALS - 3.8%
    Bristol-Myers Squibb
      Co.*..................    670,000       19,162,000
    Mylan Laboratories,
      Inc.*.................  1,085,250       27,413,415
    Serono S.A. ADR*........  1,501,490       26,351,149
                                          --------------
                                              72,926,564
  REAL ESTATE - 2.0%
    Healthcare Realty Trust,
      Inc.*.................    508,900       18,193,175
    Host Marriott Corp. ....  1,671,000       20,586,720
                                          --------------
                                              38,779,895

                               Shares         Value
                              ---------   --------------

  RESTAURANTS - 1.1%
    McDonald's Corp.*.......    868,000   $   21,552,440

  RETAIL - 5.7%
    American Eagle
      Outfitters, Inc. .....  1,082,000       17,744,800
    CVS Corp.*..............    255,200        9,217,824
    Kroger Co. .............  1,025,000       18,972,750
    Office Depot, Inc. .....  1,382,700       23,104,917
    Too, Inc. ..............    828,700       13,988,456
    Zale Corp. .............    488,200       25,972,240
                                          --------------
                                             109,000,987

  TECHNOLOGY - 13.3%
    AVX Corp.*..............    353,100        5,868,522
    American Power
      Conversion Corp.*.....  1,423,031       34,793,108
    Cadence Design System,
      Inc. .................    584,000       10,500,320
    Coherent, Inc. .........    822,967       19,586,615
    Electronics for Imaging,
      Inc. .................    998,600       25,983,572
    Hyperion Solutions
      Corp. ................    578,000       17,420,920
    Koninklijke (Royal)
      Philips Electronics
      N.V. NY Shares*.......    682,000       19,839,380
    Networks Associates,
      Inc. .................  1,205,000       18,123,200
    Power Integrations,
      Inc. .................    507,680       16,986,973
    SERENA Software,
      Inc. .................    861,000       15,799,350
    Storage Technology
      Corp. ................  1,524,900       39,266,175
    Symbol Technologies,
      Inc.*.................    660,200       11,150,778
    Synopsys, Inc. .........    231,800        7,825,568
    VeriSign, Inc. .........    715,236       11,658,347
                                          --------------
                                             254,802,828

  TELECOMMUNICATIONS SERVICES - 1.8%
    CenturyTel, Inc.*.......    296,700        9,678,354
    Citizens Communications
      Co. ..................  2,015,500       25,032,510
                                          --------------
                                              34,710,864

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares         Value
                              ---------   --------------
COMMON STOCK (continued)
  TRANSPORTATION - 3.4%
    Burlington Northern
      Santa Fe Corp.*.......    894,900   $   28,950,015
    Yellow Roadway Corp. ...    989,084       35,775,168
                                          --------------
                                              64,725,183

  TOTAL COMMON STOCK - 91.3%
    (Identified cost $1,365,010,205)...    1,750,429,528
                                          --------------
  U.S. GOVERNMENT OBLIGATIONS - 4.8%
      U.S. Treasury Bill @ 0.897% due
      01/08/04 (Face Value                    19,996,649
      $20,000,000).....................
      U.S. Treasury Bill @ 0.937% due
      01/22/04 (Face Value                    11,994,105
      $12,000,000).....................
      U.S. Treasury Bill @ 0.948% due
      01/29/04 (Face Value                    14,990,285
      $15,000,000).....................
      U.S. Treasury Bill @ 0.937% due
      02/12/04 (Face Value                    13,986,601
      $14,000,000).....................
      U.S. Treasury Bill @ 0.917% due
      02/26/04 (Face Value                    15,980,494
      $16,000,000).....................
      U.S. Treasury Bill @ 0.886% due
      03/11/04 (Face Value                    14,976,420
      $15,000,000).....................
                                          --------------

                                              Value
                                          --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $91,916,486)........
                                          $   91,924,554
                                          --------------

  TOTAL INVESTMENTS - 96.1%
  (Identified cost $1,456,926,691).....    1,842,354,082

CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.9%...................       75,733,497
                                          --------------

NET ASSETS - 100%......................   $1,918,087,579
                                          ==============

                                                              * income producing
                                               ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            Growth Fund      Value Fund
                                                            ------------   --------------
ASSETS
  Investments (Cost $555,623,677 and $1,456,926,691)......  $715,510,790   $1,842,354,082
  Cash and cash equivalents...............................    36,126,102       76,633,795
  Receivable for:
     Capital shares.......................................     2,331,162        2,847,265
     Dividends............................................       334,922        2,141,767
     Interest.............................................        12,422           28,083
     Securities sold......................................            --        8,939,625
  Prepaid expenses........................................         6,106           12,645
                                                            ------------   --------------
     TOTAL ASSETS.........................................   754,321,504    1,932,957,262
                                                            ------------   --------------

LIABILITIES
  Payable for:
     Capital shares.......................................       738,117        1,103,634
     Securities purchased.................................     5,631,829       11,937,581
  Accrued expenses:
     Investment advisory fees.............................       496,382        1,666,676
     Other payables and accrued expenses..................        86,527          161,792
                                                            ------------   --------------
     TOTAL LIABILITIES....................................     6,952,855       14,869,683
                                                            ------------   --------------
NET ASSETS................................................  $747,368,649   $1,918,087,579
                                                            ============   ==============
Capital shares issued and outstanding, par value $0.01
  (500,000,000 and 500,000,000 shares authorized).........    22,623,650       50,686,855
                                                            ============   ==============
Net asset value per share (offering and redemption
  price)..................................................        $33.03           $37.84
                                                            ============   ==============
Net Assets consist of:
  Paid in capital.........................................  $578,256,755   $1,516,405,557
  Accumulated net realized gain...........................    10,512,187       16,568,834
  Net unrealized appreciation on investments and foreign
     currency translations................................   159,887,113      385,427,391
  Accumulated undistributed net investment loss...........    (1,287,406)        (314,203)
                                                            ------------   --------------
                                                            $747,368,649   $1,918,087,579
                                                            ============   ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              Growth Fund     Value Fund
                                                              ------------   ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $0 and
     $57,106, respectively).................................  $  1,190,303   $  8,171,243
  Interest..................................................       136,533        514,932
  Other income..............................................         6,993             --
                                                              ------------   ------------
       Total Investment Income..............................     1,333,829      8,686,175
                                                              ------------   ------------
EXPENSES
  Investment advisory fees..................................     2,280,748      8,304,890
  Transfer agent fees.......................................       127,417        272,520
  Reports to shareholders...................................        55,121        135,666
  Pricing fees..............................................        45,932        107,242
  Custodian fees............................................        43,367        106,580
  Registration and filing fees..............................        39,010         40,671
  Professional fees.........................................        26,719         21,719
  Miscellaneous expenses....................................         2,679          8,540
  Directors' fees and expenses..............................           242          2,550
                                                              ------------   ------------
       Total expenses.......................................     2,621,235      9,000,378
                                                              ------------   ------------
  Net investment loss.......................................    (1,287,406)      (314,203)
                                                              ------------   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments..........................    25,667,697    129,850,887
  Net change in unrealized appreciation on investments and
     foreign currency translations..........................   103,008,732    170,781,896
                                                              ------------   ------------
  Net gain on investments...................................   128,676,429    300,632,783
                                                              ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $127,389,023   $300,318,580
                                                              ============   ============

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            Growth Fund                          Value Fund
                                 ---------------------------------   ----------------------------------
                                 Six Months Ended     Year Ended     Six Months Ended      Year Ended
                                 December 31, 2003   June 30, 2003   December 31, 2003   June 30, 2003
                                 -----------------   -------------   -----------------   --------------
OPERATIONS
Net investment loss............    $ (1,287,406)     $ (1,536,056)    $     (314,203)    $   (1,457,716)
Net realized gain (loss) on
  investments..................      25,667,697         4,243,657        129,850,887        (74,623,894)
Net increase in unrealized
  appreciation of
  investments..................     103,008,732        10,490,266        170,781,896        138,434,441
                                   ------------      ------------     --------------     --------------
  Net increase in net assets
     from operations...........     127,389,023        13,197,867        300,318,580         62,352,831
                                   ------------      ------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary
  income.......................              --          (699,754)                --                 --
Distributions from net realized
  capital gain.................     (19,394,588)       (7,469,451)                --                 --
                                   ------------      ------------     --------------     --------------
  Net distributions............     (19,394,588)       (8,169,205)                --                 --
                                   ------------      ------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of
  shares.......................     221,744,641       209,292,815        321,815,695        511,600,637
Reinvestment of distribution...      17,050,392         7,510,696                 --                 --
Less: redemptions..............     (47,813,878)      (84,098,027)      (160,598,928)      (414,608,084)
                                   ------------      ------------     --------------     --------------
  Increase resulting from
     capital share
     transactions..............     190,981,155       132,705,484        161,216,767         96,992,553
                                   ------------      ------------     --------------     --------------
Total increase in net assets...     298,975,590       137,734,146        461,535,347        159,345,384
NET ASSETS
Beginning of period............     448,393,059       310,658,913      1,456,552,232      1,297,206,848
                                   ------------      ------------     --------------     --------------
End of period..................    $747,368,649      $448,393,059     $1,918,087,579     $1,456,552,232
                                   ============      ============     ==============     ==============

    The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              For the six
                              months ended                 For the fiscal year ended June 30,
                              December 31,   ---------------------------------------------------------------
                                  2003         2003       2002       2001       2000       1999       1998
                              ------------   --------   --------   --------   --------   --------   --------
Net Asset Value - Beginning
 of period..................      $27.24       $28.10     $31.30     $29.45     $26.28     $33.26     $33.20
                                --------     --------   --------   --------   --------   --------   --------

Income from Investment
Operations
--------------------------------
Net Investment Income
 (Loss)*....................       (0.06)       (0.08)     (0.12)      2.26       0.11       0.16       0.27
Net Gains (Losses) on
 Securities (both realized
 and unrealized)............        6.77        (0.11)     (0.24)      3.89       4.99      (0.50)      4.92
                                --------     --------   --------   --------   --------   --------   --------

Total From Investment
 Operations.................        6.71        (0.19)     (0.36)      6.15       5.10      (0.34)      5.19
                                --------     --------   --------   --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income..........        0.00        (0.06)      0.00      (2.44)     (0.15)     (0.14)     (0.32)
Distribution from Net
 Realized Capital Gains.....       (0.92)       (0.61)     (2.84)     (1.86)     (1.78)     (6.50)     (4.81)
                                --------     --------   --------   --------   --------   --------   --------

Total Distributions.........       (0.92)       (0.67)     (2.84)     (4.30)     (1.93)     (6.64)     (5.13)
                                --------     --------   --------   --------   --------   --------   --------

Net Asset Value - End of
 Period.....................      $33.03       $27.24     $28.10     $31.30     $29.45     $26.28     $33.26
                                ========     ========   ========   ========   ========   ========   ========

Total Return................      24.77%       (0.20%)     0.42%     23.34%     21.45%      3.05%     16.92%
                                ========     ========   ========   ========   ========   ========   ========
Ratios/Supplemental Data
------------------------

Net Assets, End of Period
 (000's)....................    $747,369     $448,393   $310,659   $182,117   $140,990   $185,683   $296,803

Ratio of Expenses to Average
 Net Assets.................       0.88%**      0.95%      1.02%      1.04%      1.09%      1.01%      0.95%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets.................      (0.43%)**    (0.47%)    (0.62%)    (0.26%)     0.31%      0.49%      0.76%
Portfolio Turnover Rate.....         28%**        27%        26%        43%        28%        51%        38%


                                 For the fiscal year ended June 30,
                              -----------------------------------------
                                1997       1996       1995       1994
                              --------   --------   --------   --------
Net Asset Value - Beginning
 of period..................    $32.21     $27.29     $24.27     $23.87
                              --------   --------   --------   --------
Income from Investment
Operations
----------------------------
Net Investment Income
 (Loss)*....................      0.40       0.30       0.27       0.09
Net Gains (Losses) on
 Securities (both realized
 and unrealized)............      3.71       5.47       3.63       0.76
                              --------   --------   --------   --------
Total From Investment
 Operations.................      4.11       5.77       3.90       0.85
                              --------   --------   --------   --------
Less Distributions
------------------
Distributions from Net
 Investment Income..........     (0.36)     (0.31)     (0.18)     (0.02)
Distribution from Net
 Realized Capital Gains.....     (2.76)     (0.54)     (0.70)     (0.43)
                              --------   --------   --------   --------
Total Distributions.........     (3.12)     (0.85)     (0.88)     (0.45)
                              --------   --------   --------   --------
Net Asset Value - End of
 Period.....................    $33.20     $32.21     $27.29     $24.27
                              ========   ========   ========   ========
Total Return................    13.92%     21.40%     16.44%      3.48%
                              ========   ========   ========   ========
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)....................  $353,029   $384,087   $328,153   $199,191
Ratio of Expenses to Average
 Net Assets.................     0.96%      0.96%      1.06%      1.22%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets.................     1.23%      0.99%      1.18%      0.38%
Portfolio Turnover Rate.....       37%        34%        29%        43%

* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

** Annualized

    The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             For the six
                             months ended             For the fiscal year ended June 30,
                             December 31,   ------------------------------------------------------
                                 2003          2003         2002        2001      2000      1999
                             ------------   ----------   ----------   --------   -------   -------
Net Asset Value - Beginning
 of Period.................       $31.65        $30.34       $30.98     $25.88    $22.29    $19.30
                              ----------    ----------   ----------   --------   -------   -------
Income from Investment
Operations
--------------------------------
Net Investment Income
 (Loss)**..................        (0.01)        (0.03)       (0.05)      1.12      0.05     (0.10)
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........         6.20          1.34        (0.51)      5.75      5.91      3.56
                              ----------    ----------   ----------   --------   -------   -------
Total From Investment
 Operations................         6.19          1.31        (0.56)      6.87      5.96      3.46
                              ----------    ----------   ----------   --------   -------   -------
Less Distributions
------------------
Distribution from Net
 Investment Income.........         0.00          0.00        (0.04)     (1.09)     0.00      0.00
Distribution from Net
 Realized Capital Gains....         0.00          0.00        (0.04)     (0.68)    (2.37)    (0.47)
                              ----------    ----------   ----------   --------   -------   -------
Total Distributions........         0.00          0.00        (0.08)     (1.77)    (2.37)    (0.47)
Net Asset Value - End of
 Period....................       $37.84        $31.65       $30.34     $30.98    $25.88    $22.29
                              ==========    ==========   ==========   ========   =======   =======
Total Return...............       19.56%         4.32%       (1.78%)    27.95%    29.63%    18.92%
                              ==========    ==========   ==========   ========   =======   =======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)...................   $1,918,088    $1,456,552   $1,297,207   $768,559   $87,930   $24,912
Ratio of Expenses to
 Average Net Assets........        1.08%***      1.11%        1.12%      1.10%     1.41%     1.63%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................       (0.04%)***     (0.12%)     (0.22%)     0.60%     0.39%    (0.65%)
Portfolio Turnover Rate....          71%***        60%          54%        76%       86%      124%


                              For the fiscal year ended June 30,
                             -------------------------------------
                              1998      1997      1996     1995(1)
                             -------   -------   -------   -------
Net Asset Value - Beginning
 of Period.................   $17.40    $15.32    $10.27    $9.87
                             -------   -------   -------   ------
Income from Investment
Operations
---------------------------
Net Investment Income
 (Loss)**..................    (0.19)    (0.26)    (0.10)   (0.04)
Net Gains (Losses) on
 Securities (both realized
 and unrealized)...........     4.32      3.20      5.15     0.44
                             -------   -------   -------   ------
Total From Investment
 Operations................     4.13      2.94      5.05     0.40
                             -------   -------   -------   ------
Less Distributions
------------------
Distribution from Net
 Investment Income.........     0.00      0.00      0.00     0.00
Distribution from Net
 Realized Capital Gains....    (2.23)    (0.86)     0.00     0.00
                             -------   -------   -------   ------
Total Distributions........    (2.23)    (0.86)     0.00     0.00
Net Asset Value - End of
 Period....................   $19.30    $17.40    $15.32   $10.27
                             =======   =======   =======   ======
Total Return...............   26.05%   20.55%+   49.17%+    4.05%+
                             =======   =======   =======   ======
Ratios/Supplemental Data
------------------------
Net Assets, End of Period
 (000's)...................  $12,196    $7,340    $3,472     $715
Ratio of Expenses to
 Average Net Assets........    2.16%     2.51%*    2.55%*   2.78%*
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets................   (1.35%)   (1.96%)*  (1.36%)* (0.58%)*
Portfolio Turnover Rate....     133%      144%      125%      77%

(1) Commenced operations on Feb. 10, 1994

+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 2, the Investment Manager may reduce a portion of its fee and absorb certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80%, 6.47% and 14.64%, and the ratio of net investment income to average net assets would have been a loss of 2.25%, 5.28% and 12.44%, for the periods ended June 30, 1997 through June 30, 1995, respectively.

** Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

*** Annualized

    The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Fund, Inc., (the "Company"), is comprised of the Meridian Growth Fund (the "Growth Fund") and the Meridian Value Fund (the "Value Fund"). The Growth Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940 as no-load, diversified, open-end management investment companies. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

    The primary investment objective of the Growth Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect its investment style. There was no change in how the Fund is managed.

    The primary investment objective of the Value Fund is to seek long-term growth of capital.

    The following is a summary of significant accounting policies for both
    Funds:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price

    b. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required. The aggregate cost of investments for federal income tax purposes is as follows:

                                                       Aggregate Gross   Aggregate Gross
                                                         Unrealized        Unrealized      Net Unrealized
                                      Aggregate Cost    Appreciation      Depreciation      Appreciation
                                      --------------   ---------------   ---------------   --------------
        Growth Fund.................  $  555,748,000    $164,274,887       $(4,512,097)     $159,762,790
        Value Fund..................   1,461,419,072     383,627,088        (2,692,078)      380,935,010

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with a Fund are charged directly to the Fund. Expenses common to the Funds are allocated to each Fund in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Funds record distributions to their shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights

    h. GUARANTEES AND INDEMNIFICATION: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. RELATED PARTIES: The Funds have entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2003 was as follows:

      Growth Fund...............................  2.1%
      Value Fund................................  0.6%

    The Investment Adviser receives from the Growth Fund as compensation for its services an annual fee of 1% of the first $50,000,000 of the Growth Fund's net assets and 0.75% of the Growth Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Value Fund as compensation for its services an annual fee of 1% of the Value Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets. The investment adviser has agreed to voluntarily limit the expenses of the Value Fund to 2.50%.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    With respect to this voluntary limit, the Investment Adviser did not reimburse the Value Fund during 2003.

3. CAPITAL SHARES TRANSACTIONS: The Growth Fund and Value Fund have authorized 500,000,000 and 500,000,000 common shares at a par value of $.01 per share, respectively. Transactions in capital shares for the six months ended December 31, 2003 and the year ended June 30, 2003 were as follows:

                                              Growth Fund                        Value Fund
                                       --------------------------        ---------------------------
                                       December 31,     June 30,         December 31,     June 30,
                                           2003           2003               2003           2003
                                       ------------    ----------        ------------    -----------
    Shares sold....................      7,198,858      8,611,562          9,364,245      18,083,824
    Shares issued on reinvestment
      of distributions.............        533,725        333,958                 --              --
                                        ----------     ----------         ----------     -----------
                                         7,732,583      8,945,520          9,364,245      18,083,824
    Shares redeemed................     (1,568,022)    (3,541,670)        (4,691,326)    (14,832,550)
                                        ----------     ----------         ----------     -----------
    Net increase...................      6,164,561      5,403,850          4,672,919       3,251,274
                                        ==========     ==========         ==========     ===========

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and Officers of the Funds who are Directors and/or Officers of the Investment Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $3,000 per annum and a $2,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses and a $1000 purchase in one of the funds for each additional Board of Directors meeting attended other than the annual meeting.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2003, were as follows:

                                                              Purchases          Proceeds from Sales
                                                             ------------        -------------------
    Growth Fund............................................  $243,057,035           $ 83,476,456
    Value Fund.............................................   699,231,757            574,425,721

    The cost of purchases and redemptions at maturity of U.S. Government securities were as follows:

                                                            Purchases          Redeemed at Maturity
                                                           ------------        --------------------
    Growth Fund..........................................  $ 40,909,423            $ 43,000,000
    Value Fund...........................................   172,222,155             153,600,000

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. DISTRIBUTION INFORMATION: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal year ended June 30, 2002 and June 30, 2003 were as follows:

                                        2002 TAXABLE DISTRIBUTIONS
                                                                              Net
                                                             Ordinary      Long-Term         Total
    Fund                                                      Income     Capital Gains   Distributions
    ----                                                    ----------   -------------   -------------
    Growth Fund...........................................  $  517,816    $16,709,844     $17,227,660
    Value Fund............................................   1,007,532      1,201,570       2,209,102

                                        2003 TAXABLE DISTRIBUTIONS
                                                                              Net
                                                             Ordinary      Long-Term         Total
    Fund                                                      Income     Capital Gains   Distributions
    ----                                                    ----------   -------------   -------------
    Growth Fund...........................................  $  699,328    $ 7,469,877     $ 8,169,205
    Value Fund............................................          --             --              --

7. FEDERAL INCOME TAXES: As of June 30, 2003, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:

                                                            Expiring in 2010         Expiring in 2011
                                                            ----------------         ----------------
    Value Fund............................................    $13,013,923              $91,589,259

8. PROXY VOTING POLICIES AND PROCEDURES: The Funds' Proxy Policy and Procedures are available in the Statement of Additional Information ("SAI"). The SAI is available without charge, upon request, by calling (800) 446-6662 or visit the Securities and Exchange Commission ("SEC") website at www.sec.gov.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

           ---------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                            MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

         (a)(1)   Not applicable.

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Meridian Fund, Inc.(R)
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Richard F. Aster, Jr.
                         -------------------------------------------------------
                            Richard F. Aster, Jr., Director & Principal
                            Executive Officer (principal executive officer)

Date                 February 26, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Richard F. Aster, Jr.
                         -------------------------------------------------------
                            Richard F. Aster, Jr., Director & Principal
                            Executive Officer (principal executive officer)

Date                 February 26, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*           /s/ Gregg B. Keeling
                         -------------------------------------------------------
                         Gregg B. Keeling, Principal Financial Officer, Principal Accounting Officer, Treasurer & Secretary (principal financial officer)

Date                 February 26, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.